UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Prasad Growth Fund

	Schedule of Investments in Securities
	June 30,2005 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCKS
	Building (Miscellaneous Products) - 4.85%
700	Building Materials Corporation	$48,503

	Building (Residential/Commercial) - 11.16%
500	Centex Corp.	35,335
600	KB Home	45,738
300	Toll Brothers, Inc.*	30,465
		111,538
	Building (Wood Products) - 2.76%
650	USG Corp.*	27,625

	Computer (Makers) - 3.68%
1,000	Apple Computer, Inc.*	36,810

	Drug (Ethical) - 4.59%
700	Kos Pharmaceutical, Inc.*	45,850

	Food (Beverage/Soft Drinks) - 5.09%
600	Hansen Natural Corp.*	50,832

	Food (Meat Products) - 5.00%
30	Seaboard Corp.	49,920

	Food (Prepared) - 3.24%
1,500	Gold Kist, Inc.*	32,370

	Healthcare (Medical/Dental/Supply) - 4.46%
1,000	Caremark RX, Inc.*	44,520

	Instruments (Measuring) - 3.09%
1,100	ADE Corp.*	30,855

	Internet (Service Provider) - 8.42%
150	Google, Inc.*	44,123
700	Netease.com, Inc.*	39,977
		84,100
	Internet (Sortware) - 3.31%
900	Shanda Interactive Entertainment Ltd.*	33,111

	Investment (Brokers) - 5.03%
170	Chicago Mercantile Exchange, Inc.	50,235

	Machinery (Farm) - 3.12%
800	Gehl Co.*	31,152

	Machinery (Industrial) - 4.37%
1,200	Sun Hydraulics Corp.	43,668

	Personal (Cosmetics) - 6.52%
1,400	CNS, Inc.	31,990
1,200	Parlux Fragrance, Inc.*	33,204
		65,194
	Real Estate Development - 4.30%
500	Consolidated Tomoka Land Co.	43,000

	Steel (Alloy) - 3.41%
600	Titanium Metals Corp.*	34,074

	Steel (Basic) - 3.52%
450	Tenaris S.A. **	35,222

	Telecom (Equipment) - 2.75%
2,200	Novatel, Inc.*	27,434

	TOTAL COMMON STOCK - 92.67% (Cost - $814,574)	$926,012

CALL OPTIONS
	Drug (Biomedical/Genetic) - 0.08%
2,000	Imclone Systems Call: January @ 60	800

	Drug (Generic) - 0.13%
1,000	Teva Pharma Call: January 07 @ 40	1,300

	Electronic Semiconductor Manufacturing - 0.10%
2,000	NSCC Call: December @ 22.50	1,000

	Food (Meat Products) - 0.03%
1,000	Pilgrims Pride Call: September @ 40	300

	Healthcare (Hospitals) - 0.36%
1,000	Triad Hopsitals Call: November @ 55	3,600

	Healthcare (Products) - 0.11%
1,000	Boston Scientific Call: January 07 @ 40	1,100

	Insurance (Property/Casualty) - 0.14%
2,000	Endurance Specialty Call: October @ 40	1,400

	Internet (E Commerce) - 0.32%
1,000	Ebay Call: January 07 @ 50	1,750
1,000	Yahoo Call: January 07 @ 50	1,450
		3,200
	Internet (Network) - 0.19%
2,000	Broadband Holders Call: November @ 15	1,900

	Internet (Servcie Provider) - 0.48%
2,000	Ask Keeves Call: January @ 35	2,520
1,000	Infospace Call: January @ 40	2,250
		4,770
	Retail (Department Stores) - 0.39%
1,000	American Eagle Call: January	3,900

	Retail (Department Stores) - 0.24%
2,000	J. C. Penney Call: January @ 60	2,400

	Telecommunications (Equipment) - 0.56%
3,000	Corning Inc. Call: January 07 @ 20	5,550

	Transportation (Air Freight) - 0.16%
1,000	Fedex Call: January @ 95	1,600

	TOTAL CALL OPTIONS - 3.28% (Cost - $52,332)	32,820

MONEY MARKET FUND
40,814	First American Treasury Obligation Fund Class Y 2.69% ***	40,814

	TOTAL MONEY MARKET FUNDS - 4.08% (Cost - $40,814)	40,814

	Total Investments - 100.04% (Cost - $907,720)	999,646

	Liabilities in excess of other assets - (0.04)%	-392

	Net Assets - 100%	$999,254

* Non-income producing securities.
** ADR - American Depository Receipt
*** Variable Rate Security at June 30,2005

NOTES TO FINANCIAL STATEMENTS
Prasad Growth Fund
1. SECURITY TRANSACTIONS
At June 30, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $907,720 amounted to $ 91,925 which consisted of aggregate gross unrealized appreciation of $127,137 and aggregate gross unrealized depreciation of $35,212.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 26, 2005

* Print the name and title of each signing officer under his or her signature.